Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 622	$ (13,476)	$ (1,316)
State	(1,510)	(3,219)	2,965
Foreign	5,013	2,563	5,203
Total current income tax expense	4,125	(14,132)	6,852
Deferred:
Federal	45,593	67,784	58,443
State	8,212	8,901	1,837
Foreign	(1,907)	(869)	(2,044)
Total deferred income tax expense	51,898	75,816	58,236
Total income tax expense	56,023	61,684	65,088
Southwest Gas Corporation
Current:
Federal	4,109	(17,584)	318
State	250	(6,783)	1,420
Total current income tax expense	4,359	(24,367)	1,738
Deferred:
Federal	29,543	58,136	60,662
State	1,071	10,222	735
Total deferred income tax expense	30,614	68,358	61,397
Total income tax expense	$ 34,973	$ 43,991	$ 63,135